UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 29, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 29, 2012


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA EMERGING MARKETS FUND
FEBRUARY 29, 2012

                                                                      (Form N-Q)

48477-0412                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA EMERGING MARKETS FUND
February 29, 2012 (unaudited)

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (96.1%)

             COMMON STOCKS (91.3%)

             CONSUMER DISCRETIONARY (8.8%)
             -----------------------------
             APPAREL RETAIL (0.4%)
   137,200   Foschini Ltd.(a)                                                                        $  2,157
   163,200   Mr. Price Group Ltd.(a)                                                                    1,935
                                                                                                     --------
                                                                                                        4,092
                                                                                                     --------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.4%)
17,405,000   China Dongxiang Group Co.(a)                                                               3,255
    20,400   LG Fashion Corp.(a)                                                                          764
                                                                                                     --------
                                                                                                        4,019
                                                                                                     --------
             AUTO PARTS & EQUIPMENT (0.4%)
     8,430   Hyundai Mobis Co. Ltd.(a)                                                                  2,152
    10,749   Mando Corp.(a)                                                                             1,607
   194,000   Minth Group Ltd.(a)                                                                          238
                                                                                                     --------
                                                                                                        3,997
                                                                                                     --------
             AUTOMOBILE MANUFACTURERS (3.2%)
   446,000   China Motor Corp.(a)                                                                         491
   962,000   Dongfeng Motor Group Co. Ltd.(a)                                                           1,873
 1,216,000   Great Wall Motor Co. Ltd. "H"(a)                                                           2,427
 4,756,866   Guangzhou Automobile Industry Group Co. Ltd. "H"(a)                                        5,590
    30,793   Hyundai Motor Co. Ltd.(a)                                                                  5,914
    99,770   KIA Motors Corp.(a)                                                                        6,276
    78,700   Mahindra & Mahindra Ltd. GDR(a)                                                            1,135
   402,000   PT Astra International Tbk(a)                                                              3,140
   168,300   Tata Motors Ltd. ADR                                                                       4,595
                                                                                                     --------
                                                                                                       31,441
                                                                                                     --------
             CASINOS & GAMING (0.5%)
   650,200   Genting Berhad(a)                                                                          2,292
   168,760   Grand Korea Leisure Co. Ltd.(a)                                                            2,832
                                                                                                     --------
                                                                                                        5,124
                                                                                                     --------
             CONSUMER ELECTRONICS (0.7%)
    80,293   LG Electronics, Inc.(a)                                                                    6,096
 3,814,569   Tatung Co. Ltd.*(a)                                                                        1,280
                                                                                                     --------
                                                                                                        7,376
                                                                                                     --------
             DEPARTMENT STORES (1.0%)
   140,000   El Puerto De Liverpool , S.A.B. de C.V.                                                    1,106
     6,079   Hyundai Department Store Co. Ltd.(a)                                                         903
    18,999   Shinsegae Co. Ltd.(a)                                                                      4,448
   547,700   Woolworths Holdings Ltd.(a)                                                                3,289
                                                                                                     --------
                                                                                                        9,746
                                                                                                     --------

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1  | USAA Emerging Markets Fund

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
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             DISTRIBUTORS (0.3%)
   133,600   Imperial Holdings Ltd.(a)                                                               $  2,618
                                                                                                     --------
             FOOTWEAR (0.1%)
   263,780   Grendene S.A., acquired 2/03/2005 - 6/17/2008; cost $828(b)                                1,398
                                                                                                     --------
             HOME IMPROVEMENT RETAIL (0.3%)
   473,780   JD Group Ltd.(a)                                                                           3,049
                                                                                                     --------
             HOMEBUILDING (1.1%)
 2,669,600   Consorcio ARA S.A. de C.V.                                                                   865
   468,900   Corporacion GEO, S.A. de C.V. "B"*                                                           673
   179,600   Cyrela Brazil Realty S.A.                                                                  1,812
   262,860   Desarrolladora Homex S.A. de C.V. ADR*                                                     4,742
   148,400   Direcional Engenharia S.A.*                                                                  914
   257,200   Even Construtora e Incorporadora S.A.                                                      1,119
    49,500   EZ Tec Empreendimentos e Participacoes S.A.                                                  576
                                                                                                     --------
                                                                                                       10,701
                                                                                                     --------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
 1,115,200   Asian Hotels & Properties plc(a)                                                             686
                                                                                                     --------
             TEXTILES (0.2%)
 3,548,500   Weiqiao Textile Co. Ltd. "H"(a)                                                            2,210
                                                                                                     --------
             TIRES & RUBBER (0.1%)
    21,240   Hankook Tire Co. Ltd.(a)                                                                     811
                                                                                                     --------
             Total Consumer Discretionary                                                              87,268
                                                                                                     --------
             CONSUMER STAPLES (3.7%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.3%)
 6,847,500   Global Bio-chem Technology Group Co. Ltd.(a)                                               1,842
 4,525,500   P.T. Charoen Pokphand Indonesia Tbk(a)                                                     1,339
                                                                                                     --------
                                                                                                        3,181
                                                                                                     --------
             BREWERS (0.8%)
    44,900   Compania Cervecerias Unidas S.A. ADR                                                       3,229
   198,576   Jinro Ltd.*(a)                                                                             4,422
                                                                                                     --------
                                                                                                        7,651
                                                                                                     --------
             DISTILLERS & VINTNERS (0.1%)
   432,500   Distilleries Co. of Sri Lanka plc(a)                                                         479
                                                                                                     --------
             FOOD DISTRIBUTORS (0.1%)
    60,800   Spar Group Ltd.(a)                                                                           932
                                                                                                     --------
             FOOD RETAIL (0.1%)
     6,800   BIM Birlesik Magazalar A.S.(a)                                                               239
   167,000   President Chain Store Corp.(a)                                                               879
                                                                                                     --------
                                                                                                        1,118
                                                                                                     --------
             HYPERMARKETS & SUPER CENTERS (0.3%)
 2,456,400   Lianhua Supermarket Holdings Co. Ltd.(a)                                                   3,432
                                                                                                     --------
             PACKAGED FOODS & MEAT (1.7%)
   244,300   BRF-Brasil Foods S.A.                                                                      5,108
 1,354,400   Charoen Pokphand Foods Public Co. Ltd.(a)                                                  1,617
 1,286,800   JBS S.A.*                                                                                  5,470
    17,430   Nong Shim Co. Ltd.(a)                                                                      3,769
 1,149,500   PT Indofood Sukses Makmur Tbk(a)                                                             647
                                                                                                     --------
                                                                                                       16,611
                                                                                                     --------
             SOFT DRINKS (0.1%)
    16,800   Fomento Economico Mexicano ADR                                                             1,236
                                                                                                     --------

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                                                   Portfolio of Investments |  2

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
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             TOBACCO (0.2%)
    29,197   KT&G Corp.(a)                                                                           $  1,908
                                                                                                     --------
             Total Consumer Staples                                                                    36,548
                                                                                                     --------
             ENERGY (13.5%)
             --------------
             COAL & CONSUMABLE FUELS (1.0%)
 3,179,000   China Coal Energy Co. Ltd "H"(a)                                                           4,033
   862,500   China Shenhua Energy Co. Ltd. "H"(a)                                                       3,937
   856,000   Yanzhou Coal Mining Co. Ltd. "H"(a)                                                        2,114
                                                                                                     --------
                                                                                                       10,084
                                                                                                     --------
             INTEGRATED OIL & GAS (9.0%)
 4,410,000   China Petroleum and Chemical Corp. "H"(a)                                                  5,008
    36,400   Gazprom Neft JSC ADR(a)                                                                      990
   101,500   Lukoil OAO ADR(a)                                                                          6,509
   122,590   Lukoil OAO ADR                                                                             7,815
 1,085,230   OAO Gazprom ADR                                                                           14,325
   522,500   OAO Gazprom ADR(a)                                                                         6,921
 4,766,000   PetroChina Co. Ltd. "H"(a)                                                                 7,157
    21,870   PetroChina Co. Ltd. ADR                                                                    3,285
   909,810   Petroleo Brasileiro S.A. ADR                                                              27,149
   471,400   Rosneft Oil Co. OJSC GDR(a)                                                                3,645
   117,100   Sasol Ltd.(a)                                                                              6,239
    19,100   YPF S.A. ADR                                                                                 501
                                                                                                     --------
                                                                                                       89,544
                                                                                                     --------
             OIL & GAS DRILLING (0.1%)
    19,300   Eurasia Drilling Co. Ltd. GDR(a)                                                             568
                                                                                                     --------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
    70,000   Osx Brasil S.A.*                                                                             642
    40,000   TMK OAO GDR(a)                                                                               577
                                                                                                     --------
                                                                                                        1,219
                                                                                                     --------
             OIL & GAS EXPLORATION & PRODUCTION (1.4%)
 1,670,000   CNOOC Ltd.(a)                                                                              3,773
   462,521   JKX Oil & Gas plc(a)                                                                         975
 9,267,500   Medco Energi Internasional Tkp(a)                                                          2,360
    23,900   NovaTek OAO(a)                                                                             3,463
    96,000   Pacific Rubiales Energy Corp.                                                              2,787
    19,500   Petrominerales Ltd.                                                                          364
                                                                                                     --------
                                                                                                       13,722
                                                                                                     --------
             OIL & GAS REFINING & MARKETING (1.9%)
    45,660   Reliance Industries Ltd. GDR(c)                                                            1,503
   508,864   Reliance Industries Ltd. GDR(a),(c)                                                       16,736
   285,200   Thai Oil Public Co. Ltd. NVDR(a)                                                             712
     3,700   Tupras-Turkiye Petrol Rafinerileri A.S.(a)                                                    91
                                                                                                     --------
                                                                                                       19,042
                                                                                                     --------
             Total Energy                                                                             134,179
                                                                                                     --------
             FINANCIALS (24.2%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
   111,520   Mirae Asset Securities Co. Ltd.(a)                                                         3,945
                                                                                                     --------
             DIVERSIFIED BANKS (18.6%)
   132,700   ABSA Group Ltd.(a)                                                                         2,816
 2,068,410   Asya Katilim Bankasi A.S.*(a)                                                              2,141
   153,454   Banco Bradesco S.A. ADR                                                                    2,784
    88,652   Banco do Brasil S.A.                                                                       1,427
    97,300   Banco do Estado do Rio Grande do Sul S.A.                                                  1,159
   983,300   Banco Santander Brasil S.A. ADR                                                           10,502
   559,840   Bangkok Bank Public Co. Ltd.(a)                                                            3,571

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3  | USAA Emerging Markets Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
12,209,000   Bank of China Ltd. "H"(a)                                                               $  5,281
 1,698,000   Bank of Communications Co. Ltd. "H"(a)                                                     1,384
    44,530   Bank Polska Kasa Opieki S.A.(a)                                                            2,215
   912,400   BDO Unibank, Inc.(a)                                                                       1,395
     8,893   Capitec Bank Holdings Ltd.(a)                                                                219
 5,011,000   China CITIC Bank Corp. Ltd. "H"(a)                                                         3,244
15,753,973   China Construction Bank Corp. "H"(a)                                                      13,158
   690,500   China Merchants Bank Co. Ltd. "H"(a)                                                       1,562
 2,052,964   Chinatrust Financial Holding Co. Ltd.(a)                                                   1,382
   685,797   Commercial International Bank(a)                                                           2,833
   589,228   First Financial Holding Co. Ltd.(a)                                                          377
 1,092,000   Grupo Financiero Banorte S.A.                                                              4,422
   193,100   HDFC Bank Ltd. ADR                                                                         6,633
   367,200   Hong Leong Bank Berhad(a)                                                                  1,479
   320,000   Hong Leong Financial Group Berhad(a)                                                       1,282
   188,616   ICICI Bank Ltd. ADR                                                                        6,847
26,449,703   Industrial and Commercial Bank of China Ltd. "H"(a)                                       19,235
   659,359   Itau Unibanco Banco Multiplo S.A. GDR                                                     13,880
   484,100   Kasikornbank Public Co. Ltd.(a)                                                            2,363
   403,600   Kasikornbank Public Co. Ltd. NVDR(a)                                                       1,943
   234,373   KB Financial Group, Inc.(a)                                                                8,561
    30,585   KB Financial Group, Inc. ADR*                                                              1,127
    11,000   Komercni Banka A.S.(a)                                                                     2,154
   819,540   Korea Exchange Bank(a)                                                                     5,943
 1,250,000   Krung Thai Bank Public Co. Ltd. NVDR(a)                                                      714
   336,569   Malayan Banking Berhad(a)                                                                    981
   115,800   Nedbank Group Ltd.(a)                                                                      2,464
 1,147,500   PT Bank Mandiri Tbk(a)                                                                       815
 5,833,827   PT Bank Negara Indonesia Tbk(a)                                                            2,428
 1,090,500   PT Bank Rakyat Indonesia(a)                                                                  832
   180,900   RHB Capital Berhad(a)                                                                        479
   197,400   Sberbank of Russia ADR*(a)                                                                 2,703
14,389,894   SinoPac Financials Holdings Co. Ltd.(a)                                                    5,343
   798,791   Standard Bank Group Ltd.(a)                                                               11,706
    89,561   State Bank of India Ltd. GDR(a),(c)                                                        8,100
    32,600   State Bank of India Ltd. GDR(a)                                                            2,949
 5,184,000   Taishin Financial Holdings Co. Ltd.(a)                                                     2,096
   447,700   Turkiye Halk Bankasi A.S.(a)                                                               3,063
 2,309,298   Turkiye Is Bankasi(a)                                                                      5,454
    53,590   Woori Finance Holdings Co. Ltd.*                                                             587
                                                                                                     --------
                                                                                                      184,033
                                                                                                     --------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
    55,400   BR Properties S.A.                                                                           711
                                                                                                     --------
             INSURANCE BROKERS (0.2%)
   173,400   Brazil Insurance Participacoes e Administracao S.A.                                        2,060
                                                                                                     --------
             INVESTMENT BANKING & BROKERAGE (0.2%)
 4,076,221   KGI Securities Co. Ltd.(a)                                                                 1,818
                                                                                                     --------
             LIFE & HEALTH INSURANCE (1.1%)
 2,007,011   China Life Insurance Co. Ltd.(a)                                                           2,060
 2,388,000   China Life Insurance Co. Ltd. "H"(a)                                                       7,408
   114,550   Tong Yang Life Insurance Co. Ltd., acquired 7/23/2010 - 2/03/2012;
                cost $1,223(a),(b)                                                                      1,445
                                                                                                     --------
                                                                                                       10,913
                                                                                                     --------
             MULTI-LINE INSURANCE (0.3%)
   209,400   Porto Seguro S.A.                                                                          2,622
    79,000   Sul America S.A.                                                                             869
                                                                                                     --------
                                                                                                        3,491
                                                                                                     --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
   584,300   African Bank Investments Ltd.(a)                                                           3,045

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                                                   Portfolio of Investments |  4

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
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
 1,195,100   FirstRand Ltd.(a)                                                                       $  3,785
                                                                                                     --------
                                                                                                        6,830
                                                                                                     --------
             PROPERTY & CASUALTY INSURANCE (0.9%)
    39,520   Dongbu Insurance Co. Ltd.(a)                                                               1,718
    36,140   Hyundai Marine & Fire Insurance Co. Ltd.(a)                                                1,039
 2,092,200   PICC Property and Casualty Co. Ltd "H"(a)                                                  2,935
    20,519   Samsung Fire & Marine Insurance Co. Ltd.(a)                                                3,860
                                                                                                     --------
                                                                                                        9,552
                                                                                                     --------
             REAL ESTATE DEVELOPMENT (1.4%)
   533,040   China Overseas Land & Investment Ltd.(a)                                                   1,100
 2,632,000   Country Garden Holdings Co. Ltd.(a)                                                        1,188
 3,700,291   Emaar Properties PJSC(a)                                                                   3,171
 4,548,400   Evergrande Real Estate Group Ltd.(a)                                                       2,870
 2,439,600   Guangzhou R&F Properties Co. Ltd. "H"(a)                                                   3,214
 3,103,500   L.P.N. Development Public Co. Ltd.(a)                                                      1,505
 1,560,100   L.P.N. Development Public Co. Ltd. NVDR(a)                                                   757
                                                                                                     --------
                                                                                                       13,805
                                                                                                     --------
             REAL ESTATE OPERATING COMPANIES (0.3%)
24,940,000   Renhe Commercial Holdings Co. Ltd.(a)                                                      2,982
                                                                                                     --------
             Total Financials                                                                         240,140
                                                                                                     --------
             HEALTH CARE (0.8%)
             ------------------
             HEALTH CARE EQUIPMENT (0.1%)
    15,850   Mindray Medical International Ltd. ADR                                                       485
                                                                                                     --------
             HEALTH CARE FACILITIES (0.2%)
   618,300   Life Healthcare Group Holdings Ltd.(a)                                                     1,790
                                                                                                     --------
             PHARMACEUTICALS (0.5%)
    72,030   Pharmstandard GDR*(a),(c)                                                                  1,327
     2,130   Richter Gedeon Nyrt(a)                                                                       382
    33,753   Yuhan Corp.(a)                                                                             3,600
                                                                                                     --------
                                                                                                        5,309
                                                                                                     --------
             Total Health Care                                                                          7,584
                                                                                                     --------
             INDUSTRIALS (6.9%)
             ------------------
             AIR FREIGHT & LOGISTICS (0.2%)
11,101,200   Sinotrans Ltd. "H", acquired 3/31/2005 - 8/24/2011;
                cost $2,543(a),(b)                                                                      2,330
                                                                                                     --------
             AIRLINES (0.2%)
   828,000   Air China Ltd. "H"(a)                                                                        619
   920,269   China Airlines Ltd.(a)                                                                       434
 1,205,000   Eva Airways Corp.(a)                                                                         817
                                                                                                     --------
                                                                                                        1,870
                                                                                                     --------
             AIRPORT SERVICES (0.4%)
 8,414,000   Beijing Capital International Airport Co. Ltd. "H"(a)                                      4,158
                                                                                                     --------
             CONSTRUCTION & ENGINEERING (2.2%)
 2,486,500   China Railway Construction Corp.(a)                                                        1,923
 6,872,000   China Railway Group Ltd. "H"(a)                                                            2,775
    31,010   Daelim Industrial Co. Ltd.(a)                                                              3,467
    53,890   Doosan Heavy Industries & Construction Co. Ltd.(a)                                         3,381
   149,270   Hyundai Development Co.*(a)                                                                3,274
    63,600   Larsen & Toubro Ltd. GDR(a)                                                                1,709
 1,243,735   Murray & Roberts Holdings Ltd.*(a)                                                         4,799
   130,600   Tekfen Holding A.S.(a)                                                                       440
                                                                                                     --------
                                                                                                       21,768
                                                                                                     --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
     1,595   Hyundai Heavy Industries Co. Ltd.(a)                                                         483

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5  | USAA Emerging Markets Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
   159,800   Marcopolo S.A.                                                                          $    803
 1,265,090   PT United Tractors Tbk(a)                                                                  4,061
    69,160   Samsung Heavy Industries Co. Ltd.(a)                                                       2,508
    35,600   Turk Traktor ve Ziraat Makineleri A.S.(a)                                                    769
   143,000   Weichai Power Co. Ltd. "H"(a)                                                                788
                                                                                                     --------
                                                                                                        9,412
                                                                                                     --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
   142,000   Dynapack International Technology Corp.(a)                                                   826
                                                                                                     --------
             HEAVY ELECTRICAL EQUIPMENT (0.2%)
   938,000   Harbin Power Equipment Co. Ltd.(a)                                                         1,075
 1,428,000   Shanghai Electric Group Co. Ltd. "H"(a)                                                      770
                                                                                                     --------
                                                                                                        1,845
                                                                                                     --------
             HIGHWAYS & RAILTRACKS (0.5%)
   301,300   OHL Mexico SC, S.A.B. de C.V.*                                                               528
 1,769,500   PT Jasa Marga (Persero) Tbk(a)                                                               919
   908,000   Sichuan Expressway Co. Ltd. "H"(a)                                                           419
 4,010,000   Zhejiang Expressway Co. Ltd. "H"(a)                                                        3,031
                                                                                                     --------
                                                                                                        4,897
                                                                                                     --------
             INDUSTRIAL CONGLOMERATES (1.6%)
   161,300   Alfa, S.A.B. de C.V. "A"                                                                   2,160
     8,120   Doosan Corp.(a)                                                                            1,237
   630,700   Koc Holding A.S.(a)                                                                        2,618
 1,932,790   NWS Holdings Ltd.(a)                                                                       3,196
 1,139,000   Shanghai Industrial Holdings Ltd.(a)                                                       4,124
    19,149   SK Holdings Co. Ltd.(a)                                                                    2,880
                                                                                                     --------
                                                                                                       16,215
                                                                                                     --------
             INDUSTRIAL MACHINERY (0.0%)
   127,900   Metalfrio Solutions S.A., acquired 4/12/2007 - 6/20/2007; cost $1,253(b)                     425
                                                                                                     --------
             MARINE PORTS & SERVICES (0.2%)
 1,118,000   Cosco Pacific Ltd.(a)                                                                      1,672
                                                                                                     --------
             TRADING COMPANIES & DISTRIBUTORS (0.3%)
   212,400   Barloworld Ltd.(a)                                                                         2,518
                                                                                                     --------
             Total Industrials                                                                         67,936
                                                                                                     --------
             INFORMATION TECHNOLOGY (11.9%)
             ------------------------------
             COMMUNICATIONS EQUIPMENT (0.6%)
 7,651,000   BYD Electronic International Co. Ltd.*(a)                                                  3,114
   110,650   HTC Corp.(a)                                                                               2,452
    47,100   Humax Co. Ltd.(a)                                                                            535
                                                                                                     --------
                                                                                                        6,101
                                                                                                     --------
             COMPUTER HARDWARE (0.9%)
 1,092,000   Acer, Inc.(a)                                                                              1,664
   226,000   Asustek Computer, Inc.(a)                                                                  2,115
 1,017,000   Compal Electronics, Inc.(a)                                                                1,197
 2,604,000   Lenovo Group Ltd.(a)                                                                       2,296
   809,000   Quanta Computer, Inc.(a)                                                                   1,994
                                                                                                     --------
                                                                                                        9,266
                                                                                                     --------
             COMPUTER STORAGE & PERIPHERALS (0.4%)
   361,000   Catcher Technology Co. Ltd.(a)                                                             2,617
   535,000   Lite-On Technology Corp.(a)                                                                  724
 2,827,530   TPV Technology Ltd.(a)                                                                       863
                                                                                                     --------
                                                                                                        4,204
                                                                                                     --------
             ELECTRONIC COMPONENTS (1.5%)
 3,630,000   AU Optronics Corp.(a)                                                                      1,942
   558,500   AU Optronics Corp. ADR                                                                     2,965

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
   278,000   E Ink Holdings, Inc.(a)                                                                 $    410
    78,900   LG Display Co. Ltd.*(a)                                                                    2,079
 2,153,381   Nan Ya Printed Circuit Board Corp.(a)                                                      5,384
   780,705   Young Fast Optoelectronics Co. Ltd.(a)                                                     2,258
                                                                                                     --------
                                                                                                       15,038
                                                                                                     --------
             ELECTRONIC MANUFACTURING SERVICES (1.1%)
 2,966,172   Hon Hai Precision Industry Corp. Ltd.(a)                                                  10,272
                                                                                                     --------
             HOME ENTERTAINMENT SOFTWARE (0.0%)
    26,000   International Games System Co. Ltd.(a)                                                       195
                                                                                                     --------
             IT CONSULTING & OTHER SERVICES (0.6%)
    41,700   Infosys Technologies Ltd. ADR                                                              2,405
 1,513,890   Rolta India Ltd.(c)                                                                        3,247
                                                                                                     --------
                                                                                                        5,652
                                                                                                     --------
             SEMICONDUCTORS (6.5%)
 1,099,448   Advanced Semiconductor Engineering, Inc.(a)                                                1,069
    82,530   Hynix Semiconductor, Inc.*(a)                                                              2,214
 1,082,000   Novatek Microelectronics Corp.(a)                                                          3,213
   311,000   Phison Electronics Corp.(a)                                                                2,452
   788,100   Powertech Technology, Inc.(a)                                                              1,799
    28,661   Samsung Electronics Co. Ltd.(a)                                                           30,770
 1,960,000   Siliconware Precision Industries Co.(a)                                                    2,294
   241,640   Siliconware Precision Industries Co. ADR                                                   1,394
    20,000   Spreadtrum Communications ADR                                                                278
 2,172,378   Taiwan Semiconductor Manufacturing Co. Ltd.(a)                                             5,968
   229,973   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                            3,339
 1,055,060   Transcend Information, Inc.(a)                                                             3,138
 7,975,286   United Microelectronics Corp.(a)                                                           4,176
   626,100   United Microelectronics Corp. ADR                                                          1,703
                                                                                                     --------
                                                                                                       63,807
                                                                                                     --------
             SYSTEMS SOFTWARE (0.3%)
   189,420   Asseco Poland S.A.(a)                                                                      3,279
                                                                                                     --------
             Total Information Technology                                                             117,814
                                                                                                     --------
             MATERIALS (10.9%)
             -----------------
             COMMODITY CHEMICALS (0.4%)
     8,600   Capro Corp.(a)                                                                               204
   775,000   China Petrochemical Development Corp.(a)                                                     986
   273,000   Formosa Plastics Corp.(a)                                                                    850
     2,574   LG Chem Ltd.(a)                                                                              909
     9,240   SK Chemicals Co. Ltd.(a)                                                                     574
                                                                                                     --------
                                                                                                        3,523
                                                                                                     --------
             CONSTRUCTION MATERIALS (2.0%)
   297,500   Anhui Conch Cement Co. Ltd. "H"(a)                                                         1,021
 1,221,000   Asia Cement China Holdings Corp.(a)                                                          683
 1,184,000   China National Building Material Co. Ltd. "H"(a)                                           1,685
 2,900,000   China Shanshui Cement Group(a)                                                             2,648
 1,522,783   India Cements Ltd. GDR(a),(c)                                                              6,267
   603,900   Magnesita Refratarios S.A.*                                                                2,603
   518,500   PT Indocement Tunggal Prakarsa Tbk(a)                                                        998
   241,500   Siam Cement Public Co. Ltd. NVDR(a)                                                        2,836
   572,000   Taiwan Cement Corp.(a)                                                                       729
                                                                                                     --------
                                                                                                       19,470
                                                                                                     --------
             DIVERSIFIED METALS & MINING (2.0%)
    36,000   Exxaro Resources Ltd.(a)                                                                   1,009
   719,345   Grupo Mexico S.A.B. de C.V. "B"                                                            2,266
   683,000   Jiangxi Copper Co. "H"(a)                                                                  1,843
    12,500   KGHM Polska Miedz S.A.(a)                                                                    593
     7,260   Korea Zinc Co. Ltd.*(a)                                                                    2,828

================================================================================

7  | USAA Emerging Markets Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
   164,700   Mining and Metallurgical Co. Norilsk Nickel ADR(a)                                      $  3,262
 3,871,500   PT Aneka Tambang Tbk(a)                                                                      837
   763,650   Sterlite Industries India Ltd. ADR                                                         7,575
                                                                                                     --------
                                                                                                       20,213
                                                                                                     --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     6,100   Bagfas Bandirma Gubre Fabrikalari A.S.(a)                                                    584
    12,100   Sociedad Quimica y Minera Chile S.A. ADR                                                     716
                                                                                                     --------
                                                                                                        1,300
                                                                                                     --------
             GOLD (0.9%)
   511,680   African Barrick Gold Ltd.(a)                                                               3,820
    25,900   Compania de Minas Buenaventura S.A. ADR                                                    1,039
   217,100   Petropavlovsk plc(a)                                                                       2,475
   104,500   Zhaojin Mining Industry Co. Ltd.(a)                                                          214
 3,812,000   Zijin Mining Group Co. Ltd. "H"(a)                                                         1,810
                                                                                                     --------
                                                                                                        9,358
                                                                                                     --------
             PAPER PRODUCTS (0.4%)
   287,800   Fibria Celulose S.A. ADR                                                                   2,651
   385,421   Sappi Ltd.*(a)                                                                             1,352
                                                                                                     --------
                                                                                                        4,003
                                                                                                     --------
             PRECIOUS METALS & MINERALS (0.8%)
    96,722   Anglo Platinum Ltd.(a)                                                                     7,578
                                                                                                     --------
             SPECIALTY CHEMICALS (0.1%)
   820,000   Dongyue Group(a)                                                                             834
                                                                                                     --------
             STEEL (4.2%)
 2,286,000   Angang Steel Co. Ltd. "H"(a)                                                               1,753
   714,400   Eregli Demir ve Celik Fabrikalari TAS(a)                                                   1,670
   161,300   Evraz plc*(a)                                                                              1,085
   335,420   Gerdau S.A. ADR                                                                            3,488
    38,480   Hyundai Hysco(a)                                                                           1,304
    51,200   Kumba Iron Ore Ltd.(a)                                                                     3,882
    42,900   Mechel OAO ADR                                                                               476
   108,400   Metalurgica Gerdau S.A.                                                                    1,442
    35,200   Novolipetsk Steel GDR(a)                                                                     844
     5,305   POSCO(a)                                                                                   1,963
    36,040   POSCO ADR                                                                                  3,334
    23,920   Seah Besteel Corp.(a)                                                                      1,033
   452,510   Vale S.A.                                                                                 11,376
   333,300   Vale S.A. ADR                                                                              8,192
                                                                                                     --------
                                                                                                       41,842
                                                                                                     --------
             Total Materials                                                                          108,121
                                                                                                     --------
             TELECOMMUNICATION SERVICES (7.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
    14,056   Chunghwa Telecom Co. Ltd. ADR                                                                427
    54,820   KT Corp.(a)                                                                                1,594
   135,200   KT Corp. ADR*                                                                              1,989
 4,844,200   PT Telekomunikasi Indonesia Tbk(a)                                                         3,772
    19,500   Telecom Argentina S.A. ADR "B"                                                               360
    94,460   Telefonica Brasil S.A. ADR                                                                 2,780
   242,800   Telekomunikacja Polska S.A.(a)                                                             1,332
   563,670   Telkom S.A. Ltd.(a)                                                                        1,938
                                                                                                     --------
                                                                                                       14,192
                                                                                                     --------

             WIRELESS TELECOMMUNICATION SERVICES (6.0%)
   467,500   Advanced Info Service Public Co. Ltd.(a)                                                   2,462
   740,760   America Movil S.A.B. de C.V. ADR "L"                                                      17,734
   909,500   China Mobile Ltd.(a)                                                                       9,682
    63,380   China Mobile Ltd. ADR                                                                      3,360

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
   172,600   Mobile TeleSystems ADR                                                                  $  3,150
   102,900   MTN Group Ltd.(a)                                                                          1,844
 5,109,500   PT Indonesian Satellite Corp. Tbk(a)                                                       3,083
    30,769   SK Telecom Co. Ltd.(a)                                                                     4,001
   204,730   SK Telecom Co. Ltd. ADR                                                                    2,958
   316,250   Turkcell Iletisim Hizmetleri A.S.*(a)                                                      1,731
    71,460   Turkcell Iletisim Hizmetleri A.S. ADR*                                                       972
   461,060   Vimpelcom Ltd.                                                                             5,611
   203,000   Vodacom Group Ltd.(a)                                                                      2,789
                                                                                                     --------
                                                                                                       59,377
                                                                                                     --------
             Total Telecommunication Services                                                          73,569
                                                                                                     --------
             UTILITIES (3.2%)
             ----------------
             ELECTRIC UTILITIES (2.1%)
   523,513   Centrais Electricas Brasileiras S.A.                                                       5,695
    65,000   Companhia Energetica de Minas Gerais ADR                                                   1,484
   104,200   Energias do Brasil S.A.                                                                    2,548
   266,340   Korea Electric Power Corp.*(a)                                                             5,958
    36,800   Korea Electric Power Corp. ADR*                                                              410
   135,300   Tauron Polska Energia, S.A.(a)                                                               223
 1,943,587   Tenaga Nasional Berhad(a)                                                                  4,062
                                                                                                     --------
                                                                                                       20,380
                                                                                                     --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
12,975,000   China Power International Development Ltd.(a)                                              3,247
 6,881,800   Huaneng Power International, Inc. "H"(a)                                                   4,377
    32,940   Huaneng Power International, Inc. ADR "H"                                                    837
                                                                                                     --------
                                                                                                        8,461
                                                                                                     --------
             WATER UTILITIES (0.2%)
    15,800   Companhia de Saneamento Basico do Estado de Sao Paulo ADR                                  1,187
 1,834,000   Guangdong Investment Ltd.(a)                                                               1,199
                                                                                                     --------
                                                                                                        2,386
                                                                                                     --------
             Total Utilities                                                                           31,227
                                                                                                     --------
             Total Common Stocks (cost: $842,664)                                                     904,386
                                                                                                     --------
             PREFERRED SECURITIES (3.5%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.1%)
    27,025   Hyundai Motor Co. Ltd.(a)                                                                  1,516
                                                                                                     --------
             TEXTILES (0.1%)
   355,888   Companhia de Tecidos Norte de Minas, acquired 5/29/2003 - 12/14/2010;
                cost $1,212(b)                                                                            814
                                                                                                     --------
             Total Consumer Discretionary                                                               2,330
                                                                                                     --------
             ENERGY (1.6%)
             -------------
             INTEGRATED OIL & GAS (1.6%)
   544,150   Petroleo Brasileiro S.A. ADR                                                              15,503
                                                                                                     --------
             Total Energy                                                                              15,503
                                                                                                     --------
             FINANCIALS (0.7%)
             -----------------
             DIVERSIFIED BANKS (0.7%)
    41,000   Banco Itau Holding Financeira S.A.                                                           879
   819,429   Itausa - Investimentos Itau S.A.                                                           5,726
                                                                                                     --------
                                                                                                        6,605
                                                                                                     --------
             Total Financials                                                                           6,605
                                                                                                     --------

================================================================================

9  | USAA Emerging Markets Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             MATERIALS (0.2%)
             ----------------
             Commodity Chemicals (0.1%)
   117,900   Braskem S.A. "A"                                                                        $  1,070
                                                                                                     --------
             STEEL (0.1%)
   107,100   Gerdau S.A.                                                                                1,119
                                                                                                     --------
             Total Materials                                                                            2,189
                                                                                                     --------
             TELECOMMUNICATION SERVICES (0.6%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
   449,390   Tele Norte Leste Participacoes S.A. ADR                                                    4,826
                                                                                                     --------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    21,595   TIM Participacoes S.A. ADR                                                                   649
                                                                                                     --------
             Total Telecommunication Services                                                           5,475
                                                                                                     --------
             UTILITIES (0.2%)
             ----------------
             ELECTRIC UTILITIES (0.2%)
    77,200   Companhia Paranaense de Energia ADR                                                        1,921
     5,100   Companhia Paranaense de Energia-Copel                                                        128
                                                                                                     --------
                                                                                                        2,049
                                                                                                     --------
             Total Utilities                                                                            2,049
                                                                                                     --------
             Total Preferred Securities (cost: $34,890)                                                34,151
                                                                                                     --------
             EXCHANGE-TRADED FUNDS (1.3%)
    33,481   iPath MSCI India Index ETF*                                                                1,980
 2,810,848   iShares FTSE A50 China Index ETF(a)                                                        4,280
    51,720   iShares MSCI Emerging Markets Index ETF                                                    2,292
   233,260   WisdomTree India Earnings ETF                                                              4,763
                                                                                                     --------
             Total Exchange-Traded Funds (cost: $14,081)                                               13,315
                                                                                                     --------
             Total Equity Securities (cost: $891,635)                                                 951,852
                                                                                                     --------
             EQUITY-LINKED STRUCTURED NOTES (0.6%)

             FINANCIALS (0.6%)
             -----------------
             DIVERSIFIED CAPITAL MARKETS (0.6%)
 1,644,500   Deutsche Bank AG*(a)                                                                       5,641
                                                                                                     --------
             Total Equity Linked Structured Notes (cost: $5,890)                                        5,641
                                                                                                     --------
             MONEY MARKET INSTRUMENTS (3.1%)

             MONEY MARKET FUNDS (3.1%)
31,005,474   State Street Institutional Liquid Reserve Fund, 0.22% (d)                                 31,005
             Total Money Market Instruments (cost: $31,005)                                            31,005
                                                                                                     --------
             TOTAL INVESTMENTS (COST: $928,530)                                                      $988,498
                                                                                                     ========

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

($ IN 000s)                                                    VALUATION HIERARCHY
                                                               -------------------
                                                   (LEVEL 1)        (LEVEL 2)          (LEVEL 3)
                                                 QUOTED PRICES        OTHER           SIGNIFICANT
                                                   IN ACTIVE       SIGNIFICANT       UNOBSERVABLE
                                                    MARKETS         OBSERVABLE          INPUTS
                                                 FOR IDENTICAL        INPUTS
ASSETS                                              ASSETS                                              TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                  $     263,236     $   641,150      $          --    $904,386
  Preferred Securities                                  32,635           1,516                 --      34,151
  Exchange-Traded Funds                                  9,035           4,280                 --      13,315
Equity-Linked Structured Notes                              --           5,641                 --       5,641
Money Market Instruments:
  Money Market Funds                                    31,005              --                 --      31,005
-------------------------------------------------------------------------------------------------------------
TOTAL                                            $     335,911      $  652,587       $         --    $988,498
-------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                                 COMMON STOCKS
--------------------------------------------------------------------------------------------------------------
 Balance as of May 31, 2011                                                                             $3,544
 Purchases                                                                                                   -
 Sales                                                                                                       -
 Transfers into Level 3                                                                                      -
 Transfers out of Level 3                                                                               (3,544)
 Net realized gain (loss)                                                                                    -
 Change in net unrealized appreciation/depreciation                                                          -
--------------------------------------------------------------------------------------------------------------
 BALANCE AS OF FEBRUARY 29, 2012                                                                            $-
--------------------------------------------------------------------------------------------------------------

For the period of June 1, 2011 through February 29, 2012, common stocks with a fair value of $466,584,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. A common stock with a fair value $3,544,000 was transferred from Level 3 to Level 2 as it resumed trading but was also adjusted to it's foreign market closing price to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

11  | USAA Emerging Markets Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Securities, including exchange-traded funds (ETFs), exchange-traded notes
(ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign

================================================================================

12  | USAA Emerging Markets Fund

================================================================================

securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

13  | USAA Emerging Markets Fund

================================================================================

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks, certain preferred securities, and certain exchange-traded funds that traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets. Level 2 securities also included warrants valued using market inputs and other factors deemed by the Manager to approximately reflect fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of February 29, 2012.

E. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting the only impact is to the Fund's financial statement disclosures.

F. As of February 29, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 29, 2012, were $123,474,000 and $63,506,000, respectively, resulting in net unrealized appreciation of $59,968,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $990,894,000 at February 29, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

EQUITY-LINKED STRUCTURED NOTES (ELSNs) -- hybrid securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. ELSNs typically are offered in limited transactions by financial institutions in either registered or nonregistered form. An investment in ELSNs creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, ELSNs may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.

================================================================================

15  | USAA Emerging Markets Fund

================================================================================

SPECIFIC NOTES

(a) Security was fair valued at February 29, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 29, 2012, was $6,412,000, which represented 0.6% of the Fund's net assets.

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(d) Rate represents the money market fund annualized seven-day yield at February 29, 2012.

*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  16





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.













                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 29, 2012

By:*     /S/ ADYM RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym Rygmyr, Secretary

Date:      04/24/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:      04/25/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      04/25/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.